Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Loss Per Common Share
Schedule of Basic and Diluted Net Loss Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net income (loss)	$6,649,493	$(1,528,012)	$(1,100,748)	$(6,182,224)
Weighted average common shares - basic	15,767,636	11,363,636	14,388,625	10,135,506
Weighted average common shares - diluted	15,767,353	11,363,636	14,388,625	10,135,506
Net income (loss) per share - basic	$0.43	$(0.13)	$(0.08)	$(0.61)
Net income (loss) per share - diluted	$0.42	$(0.13)	$(0.08)	$(0.61)

	Year Ended December 31,
	2021	2020
Net (loss) earnings	$(7,923,607)	$(3,323,081)
Basic weighted average common shares	10,675,765	3,250,980
Diluted weighted average common shares	10,675,765	3,250,980
Basic net (loss) earnings per common share	$(0.74)	$(1.02)
Diluted net (loss) earnings per common share	$(0.74)	$(1.02)